Property and Equipment, net	3 Months Ended
Mar. 31, 2025
Property and Equipment, net
Property and Equipment, net

Note 3. Property and Equipment, net

Property and equipment consists of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Computers and electronic equipment	$55,532	$55,532
Furniture and fixtures	91,018	91,018
Leasehold improvements	177,865	177,865
Total property and equipment	324,415	324,415
Less: accumulated depreciation	(122,019)	(105,798)
Total property and equipment, net	$202,396	$218,617

Depreciation expense was $16,221 and $9,756 for the three months ended March 31, 2025 and 2024, respectively, and is included within general and administrative expenses in the Company’s statements of operations.